Expense Example	May 27, 2026 USD ($)
Zacks Income ETF | Zacks Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	289
Zacks Preferred Income ETF | Zacks Preferred Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	$ 279